Cover	Nov. 04, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Nov. 04, 2021
Entity Registrant Name	Phillips Edison & Company, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-54691
Entity Tax Identification Number	27-1106076
Entity Address, Address Line One	11501 Northlake Drive
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45249
City Area Code	(513)
Local Phone Number	554-1110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001476204
Trading Symbol	PECO
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Stock$0.01 par value